Share-based Compensation	12 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION [Abstract]
Share-based Compensation

16.           SHARE-BASED COMPENSATION

Compensation expense recognized for share-based awards granted by the Sogou Group, Sohu, and Tencent, respectively, was as follows:

	For the Year Ended December 31,
	2015	2016	2017
Share-based compensation expense related to
Sogou share-based awards	$8,305	$12,049	$23,037
Sohu stock-based awards	90	49	4
Tencent share-based awards	1,984	763	682
Total	$10,379	$12,861	$23,723

There was no capitalized share-based compensation expense for the years ended December 31, 2015, 2016 and 2017.

a.             Sogou Share-based Awards

Sogou 2010 Share Incentive Plan

The Company adopted a share incentive plan on October 20, 2010 and adopted an amendment to the plan effective August 22, 2014 that increased the aggregate number of Sogou Class A Ordinary Shares issuable under the plan to 41,500,000 (as amended to date, the “Sogou 2010 Share Incentive Plan”). Awards of share rights may be granted under the Sogou 2010 Share Incentive Plan to management and other key employees of the Sogou Group and of any present or future parents or subsidiaries or VIEs of the Sogou Group. The maximum term of any share incentive award granted under the Sogou 2010 Share Incentive Plan is ten years from the grant date. The Sogou 2010 Share Incentive Plan will expire on October 19, 2020. As of December 31, 2017, the Sogou Group had contractually granted options for the purchase of 39,798,377 Class A Ordinary Shares under the 2010 Sogou Share Incentive Plan.

Of the contractually-granted options for the purchase of 39,798,377 Class A Ordinary Shares, options for the purchase of 32,548,377 Class A Ordinary Shares vest and become exercisable in installments, with each installment vesting upon a service period requirement being met, as well as the Sogou Group’s achievement of performance targets for the corresponding period. Subject to achievement of the applicable performance targets, options for the purchase of 31,463,750 Class A Ordinary Shares vest and become exercisable in four equal installments and options for the purchase of 1,084,627 ordinary shares vest and become exercisable in two to four installments over varying periods. For purposes of recognition of share-based compensation expense, each installment is considered to be granted as of the date that the performance targets have been set. As of December 31, 2017, the Sogou Group had granted options for the purchase of 27,666,405 Class A Ordinary Shares under the Sogou 2010 Share Incentive Plan and options for the purchase of 26,800,559 Class A Ordinary Shares had become vested and exercisable because both the service period and the performance requirements had been met. Of such vested options, options for the purchase of 25,163,373 Class A Ordinary Shares had been exercised.

Of the contractually-granted options for the purchase of 39,798,377 Class A Ordinary Shares, vesting of options for the purchase of 7,250,000 Class A Ordinary Shares was subject to completion of an IPO and, of such options, options for the purchase of 7,200,000 Class A Ordinary Shares vest and become exercisable in five equal installments, with (i) the first installment vesting upon the expiration of all underwriters’ lockup periods applicable to the Company’s IPO and (ii) each of the four subsequent installments vesting on the first, second, third, and fourth anniversary dates, respectively, of the completion of the IPO. The remaining options for the purchase of 50,000 Class A Ordinary Shares vest and become exercisable on the first anniversary of their grant date.

As of December 31, 2017, for purposes of recognition of share-based compensation expense, the Sogou Group had granted share options for the purchase of 34,916,405 Class A Ordinary Shares under the Sogou 2010 Incentive Plan, of which options for the purchase of 9,753,032 Class A Ordinary Shares were outstanding. A summary of share option activity under the Sogou 2010 Share Incentive Plan as of and for the year ended 2017 is presented below:

	Number of Shares (In thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1)
Outstanding as of January 1, 2017	9,451	$0.476	6.31
Granted	2,496	0.001
Exercised	(2,168)	0.001
Forfeited/Expired	(26)	0.001
Outstanding as of December 31, 2017	9,753	$0.462	5.56	$108,340
Vested as of December 31, 2017 and expected to vest thereafter	9,694	$0.464	5.54	$107,660
Exercisable as of December 31, 2017	1,637	$0.001	5.68	$18,941

(1)           The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $11.57 on the last trading day in 2017 and the exercise price of the options.

For the years ended December 31, 2015, 2016 and 2017, total share-based compensation expense recognized for share options under the Sogou 2010 Share Incentive Plan was US$7,343, US$7,595 and US$23,037, respectively. As of December 31, 2017, there was US$8,718 of unrecognized compensation expense related to unvested share options granted under the Sogou 2010 Share Incentive Plan, which is expected to be recognized over a weighted average period of 0.84 years.

For the years ended December 31, 2015, 2016 and 2017, the total fair values of the share options vested on their respective vesting dates were US$14,596, US$9,682, and US$21,710, respectively.

For the years ended December 31, 2015, 2016, and 2017, total intrinsic value of options exercised was US$13,805, US$15,174, and US$11,136, respectively.

The fair values of the Class A Ordinary Shares were assessed using the income approach/discounted cash flow method or based on the mid-point of the estimated IPO price range, in each case with a discount for lack of marketability because the Class A Ordinary Shares underlying the award were not publicly traded at the time of grant, and was determined with the assistance of a qualified professional appraiser using management’s estimates and assumptions. The assessment required complex and subjective judgments regarding the Sogou Group’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares, and its operating history and prospects at the time the grants were made.

The fair value of the share options granted under the Sogou 2010 Incentive Plan was estimated on the date of grant using the BP Model with the following assumptions used:

	2015	2016	2017
Average risk-free interest rate	2.48% ~ 2.77%	1.90% ~ 2.77%	2.14% ~ 3.00%
Exercise multiple	2 ~ 3	2 ~ 3	2 ~ 3
Expected forfeiture rate (post-vesting)	1% ~ 12%	0% ~ 12%	0% ~ 12%
Weighted average expected option life	8	7	7
Volatility rate	47% ~ 51%	43% ~ 50%	39% ~ 47%
Dividend yield	0%	0%	0%
Weighted average fair value of share options	3.58	3.26	10.35

The Sogou Group estimated the risk-free rate based on the market yields of U.S. Treasury securities with an estimated country-risk differential as of the valuation date. An exercise multiple was estimated as the ratio of the fair value of the Class A Ordinary Shares over the exercise prices as of the time the options would be expected to be exercised, based on consideration of research studies regarding exercise patterns based on historical statistical data. In the Sogou Group’s valuation analysis, a multiple of three was applied for management and a multiple of two was applied for other key employees. The Sogou Group estimated the forfeiture rate to be 0% or 1% for share options granted to management and 12% for share options granted to other key employees. As there was no trading market for the underlying ordinary shares prior to the completion of the Company’s IPO, the expected volatility at the valuation date was estimated based on the historical volatility of comparable companies for the period before the grant date with length commensurate with the expected term of the options. The Company has no history or expectation of paying dividends on its ordinary shares. Accordingly, the dividend yield was estimated to be 0%.

Sogou 2017 Share Incentive Plan

In October 2017, the Company adopted a share incentive plan (the “Sogou 2017 Share Incentive Plan”), which provides that the aggregate number of Sogou Class A Ordinary Shares issuable under the plan is 28,000,000. Share incentive awards may be granted under the Sogou 2017 Share Incentive Plan to our management and employees and of any of our present or future parents or subsidiaries. The maximum term of any share incentive award granted under the Sogou 2017 Share Incentive Plan is ten years from the grant date. As of December 31, 2017, no options were contractually granted under the 2017 Sogou Share Incentive Plan.

Sohu Management Sogou Share Option Arrangement

Under an arrangement (the “Sohu Management Sogou Share Option Arrangement”) that was approved by the board of directors of Sohu and the Company in March 2011, Sohu has the right to provide to members of Sohu’s Board of Directors, management and other key employees of Sohu, and certain management and other key employees of the Sogou Group the opportunity to purchase from Sohu up to 12,000,000 Class A Ordinary Shares of Sogou at a fixed exercise price of US$0.625 or US$0.001 per share. Of these 12,000,000 Class A Ordinary Shares, 8,800,000 are Sogou Class A Ordinary Shares previously held by Sohu and 3,200,000 are Sogou Class A Ordinary Shares that were newly-issued on April 14, 2011 by the Company to Sohu at a price of US$0.625 per share, or a total of US$2.0 million. As of December 31, 2017, Sohu had contractually granted options for the purchase of 8,305,000 Sogou Class A Ordinary Shares under the Sohu Management Sogou Share Option Arrangement.

Of the contractually-granted options for the purchase of 8,305,000 Sogou Class A Ordinary shares, options for the purchase of 8,290,000 shares vest and become exercisable in four equal installments, with each installment vesting upon a service period requirement being met, as well as the Sogou Group’s achievement of performance targets for the corresponding period. For purposes of recognition of share-based compensation expense, each installment is considered to be granted as of the date that the performance targets have been set. As of December 31, 2017, Sohu had granted options for the purchase of 8,290,000 Sogou Class A Ordinary Shares under the Sohu Management Sogou Share Option Arrangement. As of December 31, 2017, options for the purchase of 8,290,000 shares had become vested and exercisable because both the service period and the performance requirements had been met, and vested options for the purchase of 8,290,000 shares had been exercised.

Of the contractually-granted options for the purchase of 8,305,000 Sogou Class A Ordinary shares, options for the purchase of 15,000 Sogou Class A Ordinary Shares were granted to members of Sohu’s Board of Directors. All of these share options vested and became exercisable in 2015, as the service period requirement had been met. As of December 31, 2017, of such vested options, options for the purchase of 6,000 Sogou Class A Ordinary Shares had been exercised. As the requisite service was provided by members of Sohu’s Board of Directors to Sohu and not to the Sogou Group, no share-based compensation expense related to these options was recognized in the Sogou Group’s consolidated statements of comprehensive income.

As of December 31, 2017, for purposes of recognition of share-based compensation expense, Sohu had granted options for the purchase of 8,305,000 Sogou Class A Ordinary Shares under the Sohu Management Sogou Share Option Arrangement, of which options for the purchase of 9,000 Sogou Class A Ordinary Shares were outstanding. A summary of share option activity as of and for the year ended December 31, 2017 is presented below:

	Number of Shares (In thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1)
Outstanding as of January 1, 2017	70	$0.517	6.79
Granted	—
Exercised	(61)	0.594
Forfeited/Expired	—
Outstanding as of December 31, 2017	9	$0.001	7.38	$104
Vested as of December 31, 2017	9	$0.001	7.38	$104
Exercisable as of December 31, 2017	9	$0.001	7.38	$104

(1)           The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $11.57 on the last trading day in 2017 and the exercise price of the options.

For the years ended December 31, 2015, 2016, and 2017, total share-based compensation expense recognized for share options under the Sohu Management Sogou Share Option Arrangement was US$962, US$444, and nil, respectively. As of December 31, 2017, there was no unrecognized compensation expense related to the unvested share options.

For the years ended December 31, 2015, 2016 and 2017, the total fair values of the share options vested on their respective vesting dates were US$2,645, US$515, and nil, respectively.

For the years ended December 31, 2015, 2016, and 2017, total intrinsic value of options exercised was US$1,775, US$4,501, and US$249, respectively.

The method used to determine the fair value of share options granted under the Sohu Management Sogou Share Option Arrangement was the same as the method used for the share options granted under the Sogou 2010 Incentive Plan as described above, except for the assumptions used in the BP Model as presented below. There was no share-based compensation expense recognized under the Sohu Management Sogou Share Option Arrangement for the year ended December 31, 2017.

	2015	2016
Average risk-free interest rate	2.43% ~ 2.67%	2.01% ~ 2.15%
Exercise multiple	2 ~ 3	2 ~ 3
Expected forfeiture rate (post-vesting)	0% - 8%	0%
Weighted average expected option life	6	6
Volatility rate	46% ~ 50%	43% ~ 47%
Dividend yield	0%	0%
Weighted average fair value of share options	5.54	3.02

Option Modification

In the first and second quarter of 2013, a portion of the share options granted under the Sogou 2010 Share Incentive Plan and the Sohu Management Sogou Share Option Arrangement were exercised early, and the resulting Sogou ordinary shares were transferred to trusts with the original option grantees as beneficiaries. The trusts will distribute the ordinary shares to those beneficiaries in instalments based on the vesting requirements under the original option agreements. Although these trust arrangements caused a modification of the terms of these share options, the modification was not considered substantive. Accordingly, no incremental fair value related to these ordinary shares resulted from the modification, and the remaining share-based compensation expense for these ordinary shares continued to be recognized over the original remaining vesting period.

As of December 31, 2017, 10,327,500 Class A Ordinary Shares issued upon the early exercise of options granted under the Sogou 2010 Share Incentive Plan had remained unvested in accordance with the vesting requirements under the original option agreements. All of the Class A Ordinary Shares issued upon such early exercise that have become vested have been included in the disclosures under the headings “Sogou 2010 Share Incentive Plan” and “Sohu Management Sogou Share Option Arrangement” above.

Share Repurchase Transaction

Pursuant to letter agreements entered between Sohu and the former president and chief financial officer of the Sohu Group in connection with her resignation, as of December 31, 2016, the Company was obligated to repurchase 720,000 of its Pre-IPO Class A Ordinary Shares from the former president and chief financial officer of the Sohu Group for an aggregate price of US$7,200. The Company included the 720,000 Pre-IPO Class A Ordinary Shares in treasury stock at their repurchase cost of US$3,190, which represents the fair value of the Pre-IPO Class A Ordinary Shares as of the repurchase date. The US$4,010 difference between the total repurchase price and the fair value of the repurchased shares as of the repurchase date is regarded as compensation paid to the former president and chief financial officer of the Sohu Group for her contribution to the Sogou Group and was recognized as share-based compensation expense in 2016. The Company completed the repurchase of the 720,000 Pre-IPO Class A Ordinary Shares in January, 2017.

b.                                      Sohu Stock-based Awards

Certain of the Sogou Group’s employees were granted awards under the Sohu 2010 Stock Incentive Plan. The share-based compensation expense arising from such grants was allocated to the Sogou Group and recognized as share-based compensation expense in the Sogou Group’s consolidated statements of comprehensive income.

Sohu 2010 Stock Incentive Plan

The Sohu 2010 Stock Incentive Plan provides for the issuance of Sohu common stock to employees of the Sohu Group, which for such purpose includes employees of the Sogou Group, pursuant to share-based awards, including stock options and restricted stock units. As of December 31, 2017, there were no unvested Sohu restricted stock units held by employees of the Sogou Group. For the years ended December 31, 2015, 2016 and 2017, share-based compensation expense of US$90, US$49, and US$4, respectively, related to these restricted stock units was allocated from Sohu and recognized in the Sogou Group’s consolidated statements of comprehensive (loss)/income. As of December 31, 2017, there was no unrecognized compensation expense related to these unvested restricted stock units.

c.                                       Tencent Share-based Awards

Certain persons who became the Sogou Group’s employees when Tencent’s Soso search-related businesses were transferred to the Sogou Group in September 2013 had been granted restricted share units under Tencent’s share award arrangements prior to the transfer of the businesses. Following the transfer of the businesses, these Tencent restricted share units will continue to vest under the original Tencent share award arrangements provided the transferred employees continue to be employed by the Sogou Group during the requisite service period. After the transfer of the Soso search-related businesses, the Sogou Group applied the guidance in ASC 505-50 to measure the related compensation expense, which is deemed to have been incurred by Tencent as an investor on the Sogou Group’s behalf, based on the then-current fair value at each reporting date. To determine the then-current fair value of the Tencent restricted share units granted to these employees, the public market price of the underlying shares at each reporting date was applied.

For the years ended December 31, 2015, 2016 and 2017, share-based compensation expense of US$1,984, US$763, and US$682, respectively, related to these Tencent restricted share units was recognized in the Sogou Group’s consolidated statements of comprehensive income. As of December 31, 2017, there was US$58 of unrecognized compensation expense related to these unvested restricted share units. This amount is expected to be recognized over a weighted average period of 0.51 years.